Financial instruments (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Details
Balance, start of the year fair value of derivative instruments
Value attributed to US$ common share purchase warrants issued in 2012 Financings	409,143
Change in fair value during the year	(168,143)
Net fair value of derivative instruments	241,000